                           STI CLASSIC VARIABLE TRUST

                            Capital Appreciation Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fee payable by the Capital Appreciation Fund has been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:


  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                      0.97%
  Other Expenses                                                                 0.28%
                                                                                -----
  Total Annual Operating Expenses                                                1.25%
                                                                                -----
  Fee Waivers and Expense Reimbursements**                                      (0.13)%
                                                                                -----
  Net Expenses                                                                   1.12%
                                                                                -----

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.12%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 Year      3 Years         5 Years           10 Years
          $114        $384            $674              $1,500

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                    Discount From Full Fee
First $500 million                          None - Full Fee
Next $500 million                            5%
Over $1 billion                             10%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST
                            Capital Appreciation Fund
                            International Equity Fund
                           Investment Grade Bond Fund
        Large Cap Relative Value Fund (formerly, Growth and Income Fund)
         Large Cap Value Equity Fund (formerly, Value Income Stock Fund)
                               Mid-Cap Equity Fund
                           Small Cap Value Equity Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fees payable by five of the Funds:
Capital Appreciation Fund, Investment Grade Bond Fund, International Equity Fund, Large Cap Relative Value Fund (formerly, Growth and Income Fund) and Mid-Cap Equity Fund have been reduced to the amounts shown in the tables below. The remaining Funds are unchanged. In addition, for all Funds, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the applicable expense cap. Therefore, the "Annual Fund Operating Expenses" tables and the second paragraph of the expense "Examples" sections, for each applicable Fund, are replaced with the following:

CAPITAL APPRECIATION FUND


  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                     0.97%
  Other Expenses                                                                0.28%
                                                                               -----
  Total Annual Operating Expenses                                               1.25%
                                                                               -----
  Fee Waivers and Expense Reimbursements**                                     (0.13)%
                                                                               -----
  Net Expenses                                                                  1.12%
                                                                               -----


* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.12%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year        3 Years      5 Years           10 Years
         $114          $384         $674              $1,500


INTERNATIONAL EQUITY FUND

  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                      1.15%
  Other Expenses                                                                 2.64%
                                                                                -----
  Total Annual Operating Expenses                                                3.79%
                                                                                -----
  Fee Waivers and Expense Reimbursements**                                      (2.49)%
                                                                                -----
  Net Expenses                                                                   1.30%
                                                                                -----

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.30%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year      3 Years      5 Years       10 Years
         $132        $928         $1,743        $3,868

INVESTMENT GRADE BOND FUND

  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                     0.50%
  Other Expenses                                                                0.45%
                                                                               -----
  Total Annual Operating Expenses                                               0.95%
                                                                               -----
  Fee Waivers and Expense Reimbursements**                                     (0.30)%
                                                                               -----
  Net Expenses                                                                  0.65%
                                                                               -----

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.65%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year       3 Years      5 Years      10 Years
         $66          $273         $496         $1,139


LARGE CAP RELATIVE VALUE FUND (FORMERLY, GROWTH AND INCOME FUND)


  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                     0.85%
  Other Expenses                                                                0.63%
                                                                               -----
  Total Annual Operating Expenses                                               1.48%
                                                                               -----
  Fee Waivers and Expense Reimbursements**                                     (0.48)%
                                                                               -----
  Net Expenses                                                                  1.00%
                                                                               -----

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.00%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year       3 Years       5 Years       10 Years
         $102         $421          $764          $1,730


LARGE CAP VALUE EQUITY FUND (FORMERLY, VALUE INCOME STOCK FUND)

  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees                                                      0.80%
  Other Expenses                                                                0.31%
                                                                               -----
  Total Annual Operating Expenses                                               1.11%
                                                                                ----
  Fee Waivers and Expense Reimbursements**                                      (0.16)%
                                                                                -----
  Net Expenses                                                                  0.95%
                                                                                ----


** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.95%. If at any point before August 1, 2008, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year        3 Years       5 Years       10 Years
         $97           $337          $596          $1,337

MID-CAP EQUITY FUND

  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees*                                                     1.00%
  Other Expenses                                                                0.50%
                                                                               -----
  Total Annual Operating Expenses                                               1.50%
                                                                               -----
  Fee Waivers and Expense Reimbursements**                                     (0.35)%
                                                                               -----
  Net Expenses                                                                  1.15%
                                                                               -----

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.15%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year       3 Years      5 Years      10 Years
         $117         $440         $785         $1,761


SMALL CAP VALUE EQUITY FUND

  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------
  Investment Advisory Fees                                                      1.15%
  Other Expenses                                                                0.42%
                                                                               ------
  Total Annual Operating Expenses                                               1.57%
                                                                               -----
  Fee Waivers and Expense Reimbursements*                                      (0.37)%
                                                                               -----
  Net Expenses                                                                  1.20%
                                                                               -----


* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.20%. If at any point before August 1, 2008, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year         3 Years       5 Years        10 Years
         $122           $459          $820           $1,836


2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                    Discount From Full Fee

First $500 million                          None - Full Fee
Next $500 million                            5%
Over $1 billion                             10%


3. The GROWTH AND INCOME FUND has been renamed the LARGE CAP RELATIVE VALUE FUND. Therefore, the "Principal Investment Strategy" and "Investment Strategy" sections are replaced with the following:

PRINCIPAL INVESTMENT STRATEGY Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole.

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in companies with market capitalizations of at least $3 billion. The Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The Adviser selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

4. Effective August 1, 2005, the VALUE INCOME STOCK FUND has been renamed the LARGE CAP VALUE EQUITY FUND. In addition, the following sections replace the corresponding sections in the current prospectus:

FUND SUMMARY

INVESTMENT FOCUS                             Equity securities

SHARE PRICE VOLATILITY                       Moderate

PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued stocks

INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock fund

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks, listed American Depositary Receipts ("ADRs") and other equity securities of companies with market capitalizations of at least $3 billion. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

The following is added to the "What are the principal risks of investing in this Fund?" section of the prospectus:

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

The Fund is added under "Foreign Security Risk" in the "More Information About Risk" section of the prospectus.

Effective October 1, 2005, the following replaces the Investment Goals:

           INVESTMENT GOALS
               PRIMARY                             Capital appreciation
              SECONDARY                               Current income



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

        Large Cap Relative Value Fund (formerly, Growth and Income Fund)

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fee payable by the Large Cap Relative Value Fund (formerly, Growth and Income Fund) has been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------
Investment Advisory Fees*                                               0.85%
Other Expenses                                                          0.63%
                                                                     -------
Total Annual Operating Expenses                                         1.48%
                                                                     -------
Fee Waivers and Expense Reimbursements**                               (0.48)%
                                                                     -------
Net Expenses                                                            1.00%
                                                                     -------

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.


** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.00%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 Year        3 Years       5 Years       10 Years
        $  102        $  421        $  764        $  1,730

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:


Average Daily Net Assets                Discount From Full Fee
First $500 million                      None - Full Fee
Next $500 million                       5%
Over $1 billion                         10%

3. Effective August 1, 2005, the Fund has been renamed the LARGE CAP RELATIVE VALUE FUND. In addition, the "Principal Investment Strategy" and "Investment Strategy" sections are replaced with the following:

PRINCIPAL INVESTMENT STRATEGY Attempts to identify securities of companies with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole.

INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Relative Value Fund invests at least 80% of its net assets in companies with market capitalizations of at least $3 billion. The Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The Adviser selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

         Large Cap Value Equity Fund (formerly, Value Income Stock Fund)

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005


1. Effective August 1, 2005, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------
Investment Advisory Fees                                             0.80%
Other Expenses                                                       0.31%
                                                                   ------
Total Annual Operating Expenses                                      1.11%
                                                                   ------
Fee Waivers and Expense Reimbursements**                            (0.16)%
                                                                   ------
Net Expenses                                                         0.95%
                                                                   ------


** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 0.95%. If at any point before August 1, 2008, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 Year      3 Years       5 Years     10 Years
        $  97       $  337        $  596      $  1,337

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:


Average Daily Net Assets            Discount From Full Fee

First $500 million                  None - Full Fee
Next $500 million                   5%
Over $1 billion                     10%


3. Effective August 1, 2005, the Fund has been renamed the Large Cap Value Equity Fund. In addition, the following sections replace the corresponding sections in the current prospectus:

FUND SUMMARY

INVESTMENT FOCUS                    Equity securities

SHARE PRICE VOLATILITY              Moderate

PRINCIPAL INVESTMENT STRATEGY       Attempts to identify high dividend-paying,
                                    undervalued stocks

INVESTOR PROFILE                    Investors who are looking for current income
                                    and capital appreciation with less
                                    volatility than the average stock fund


INVESTMENT STRATEGY

Under normal circumstances, the Large Cap Value Equity Fund invests at least 80% of its net assets in common stocks, listed American Depositary Receipts ("ADRs") and other equity securities of companies with market capitalizations of at least $3 billion. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

The following is added to the "What are the principal risks of investing in this Fund?" section of the prospectus:

Because the Fund may invest in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

The following is added to the "More Information About Risk" section.

FOREIGN SECURITY RISK

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.

4. Effective October 1, 2005, the following replaces the Investment Goals in the "Fund Summary" section:

                   INVESTMENT GOALS
                       PRIMARY                  Capital appreciation
                      SECONDARY                    Current income



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

                               Mid-Cap Equity Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005, the advisory fee payable by the Mid-Cap Equity Fund been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Investment Advisory Fees*                                                1.00%
Other Expenses                                                           0.50%
                                                                      -------
Total Annual Operating Expenses                                          1.50%
                                                                      -------
Fee Waivers and Expense Reimbursements**                                (0.35)%
                                                                      -------
Net Expenses                                                             1.15%
                                                                      -------

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.15%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

         1 Year      3 Years     5 Years    10 Years
         $  117      $  440      $  785     $  1,761

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:


Average Daily Net Assets            Discount From Full Fee
First $500 million                  None - Full Fee
Next $500 million                   5%
Over $1 billion                     10%


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

                           Small Cap Value Equity Fund

                         SUPPLEMENT DATED AUGUST 1, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

1. Effective August 1, 2005 the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table and the expense "Example" are replaced with the following:



ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Investment Advisory Fees                                                  1.15%
Other Expenses                                                            0.42%
                                                                       -------
Total Annual Operating Expenses                                           1.57%
                                                                       -------
Fee Waivers and Expense Reimbursements*                                  (0.37)%
                                                                       -------
Net Expenses                                                              1.20%

* The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.20%. If at any point before August 1, 2008, Total Annual Operating Expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

The second paragraph of the expense Example is replace with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


         1 Year       3 Years      5 Years      10 Years
         $  122       $  459       $  820       $  1,836

2. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:


Average Daily Net Assets            Discount From Full Fee
First $500 million                  None - Full Fee
Next $500 million                   5%
Over $1 billion                     10%


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                       2